CAPITAL STOCK AND EQUITY TRANSACTIONS (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 24, 2015	Jul. 25, 2014	Sep. 23, 2013	Jul. 31, 2010	Jul. 31, 2009	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Common Stock Shares Authorized						1,000,000,000	1,000,000,000	1,000,000,000
Common Stock Par Or Stated Value Per Share						$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues				3,000,000	5,000,000
Stock Issued During Period, Value, New Issues				$ 30,000	$ 25,000
Stock Issued During Period, Shares, Acquisitions			250,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			250,000,000
Business Acquisition Percentage Of Issued And Outstanding Shares		51.40%
Sale of Stock, Price Per Share			$ 0.001
Preferred stock, shares authorized						100,000,000	100,000,000	100,000,000
Preferred Stock Par Or Stated Value Per Share						$ 0.001	$ 0.001	$ 0.001
Zhou Jian [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		264,850,740
Business Acquisition, Percentage of Voting Interests Acquired		97.00%
Zhou Deng Rong [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		8,191,260
Business Acquisition, Percentage of Voting Interests Acquired		3.00%
Non Related Party [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	7,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			7,000,000
Secondary Offering [Member]
Sale of Stock, Price Per Share			$ 0.001
Stock Issued During Period, Shares, Issued for Services			67,000,000
Stock Issued During Period, Value, Issued for Services			$ 67,000
Exchange of Stock for Stock [Member]
Stock Issued During Period, Shares, Acquisitions			250,000,000
Chief Financial Officer [Member]
Sale of Stock, Price Per Share			$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			60,000,000